Derivatives - Profile of NIH hedging instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Within 1 year
As of
Nominal amount Foreign exchange forwards	€ 31,947	€ 36,976
Nominal amount Foreign exchange swaps	9,418	7,990
Total	41,365	44,966
1–3 years
As of
Nominal amount Foreign exchange forwards	230	318
Nominal amount Foreign exchange swaps	108	230
Total	338	548
1–3 years
As of
Nominal amount Foreign exchange forwards	167	3
Nominal amount Foreign exchange swaps	5	0
Total	172	3
Over 5 years
As of
Nominal amount Foreign exchange forwards	0	0
Nominal amount Foreign exchange swaps	0	0
Total	€ 0	€ 0